Nature of Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nature of Operations and Basis of Presentation [Abstract]
Nature of Operations and Basis of Presentation
Nature of Operations and Consolidation

Nature of Operations

We are a building products company headquartered in Boise, Idaho. As used in this Form 10-Q, the terms "Boise Cascade," "we," and "our" refer to Boise Cascade, L.L.C., and its consolidated subsidiaries prior to our conversion to a Delaware corporation and to Boise Cascade Company and its consolidated subsidiaries on or after such conversion. On February 4, 2013, we converted to a Delaware corporation from a Delaware limited liability company by filing a certificate of conversion in Delaware. The common stock authorized and outstanding, par values, net income per share amounts, and other per-share disclosures for all periods presented have been adjusted to reflect the impact of this conversion. We are one of the largest producers of engineered wood products (EWP) and plywood in North America and a leading U.S. wholesale distributor of building products.

On February 11, 2013, we issued 13,529,412 shares of common stock in our initial public offering. Following our initial public offering, the common stock held by Boise Cascade Holdings, L.L.C. (BC Holdings) represented 68.7% of our outstanding common stock. Following the completion of a secondary offering by BC Holdings of 10,000,000 shares of our common stock and the repurchase of 3,864,062 shares of our common stock from BC Holdings subsequent to June 30, 2013, the common stock held by BC Holdings represents 40.2% of our outstanding common stock. See Note 13, Subsequent Events, for a discussion of the secondary offering and repurchase of common stock. BC Holdings is controlled by Forest Products Holdings, L.L.C. (FPH).

We operate our business using three reportable segments: (1) Wood Products, which manufactures and sells EWP, plywood, studs, particleboard, and ponderosa pine lumber, (2) Building Materials Distribution, which is a wholesale distributor of building materials, and (3) Corporate and Other, which includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. For more information, see Note 11, Segment Information.

Consolidation

The accompanying quarterly consolidated financial statements have not been audited by an independent registered public accounting firm but, in the opinion of management, include all adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods presented. Except as disclosed within these condensed notes to unaudited quarterly consolidated financial statements, the adjustments made were of a normal, recurring nature. Certain information and footnote disclosures normally included in our annual consolidated financial statements have been condensed or omitted. The quarterly consolidated financial statements include the accounts of Boise Cascade and its subsidiaries after elimination of intercompany balances and transactions. Quarterly results are not necessarily indicative of results that may be expected for the full year. These condensed notes to unaudited quarterly consolidated financial statements should be read in conjunction with our 2012 Form 10-K and the other reports we file with the Securities and Exchange Commission (SEC).

Nature of Operations and Basis of Presentation

Nature of Operations

We are a building products company headquartered in Boise, Idaho. Our operations began on October 29, 2004 (inception), when we acquired the forest products and paper assets of OfficeMax (the Forest Products Acquisition). As used in these consolidated financial statements, the terms "Boise Cascade," "we," and "our" refer to Boise Cascade, L.L.C., and its consolidated subsidiaries prior to our conversion to a Delaware corporation and to Boise Cascade Company and its consolidated subsidiaries on or after such conversion, as discussed in Note 16, Subsequent Events. Prior to the initial public offering of shares of common stock of Boise Cascade Company, discussed in Note 13, Equity, Boise Cascade was 100% owned by Boise Cascade Holdings, L.L.C. (BC Holdings). We are a leading U.S. wholesale distributor of building products and one of the largest producers of engineered wood products (EWP) and plywood in North America.

We operate our business using three reportable segments: (1) Building Materials Distribution, which is a wholesale distributor of building materials, (2) Wood Products, which manufactures and sells EWP, plywood, studs, particleboard, and ponderosa pine lumber, and (3) Corporate and Other, which includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. For more information, see Note 14, Segment Information.

The following sets forth our corporate structure and equity ownership at December 31, 2012 (prior to our initial public offering):
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Basis of Presentation and Comparability of Data

In connection with the sale of our Paper and Packaging & Newsprint assets in 2008, we received $1,277.2 million of cash consideration, a $41 million paid-in-kind promissory note receivable, and $285.2 million of net stock consideration. Immediately following the sale, we distributed the securities received in the transaction to BC Holdings, as the securities were not subject to the collateral liens of the bank credit facility of the company then in effect. However, the cash and securities received in the transaction were subject to the covenants of the company's subordinated note indenture in effect at the time of the distribution and the guaranty provided by BC Holdings. As a result of receiving stock in Boise Inc., BC Holdings had a significant indirect financial interest in the results of the sold businesses. The equity interest BC Holdings owned in Boise Inc. and the related-party transactions we had with Boise Inc. after the sale represented a significant continuing involvement. In 2008, BC Holdings sold the paid-in-kind promissory note receivable for $52.7 million after selling expenses and transferred the net proceeds to us. In 2009 and 2010, BC Holdings sold 18.8 million and 18.3 million shares of Boise Inc. and transferred the net proceeds of $83.2 million and $86.1 million to us. The cash received as a reinvestment in us by BC Holdings was reflected in our Consolidated Statements of Cash Flows. We used the cash received from BC Holdings in 2008, 2009, and 2010 to repay senior debt and for capital spending in accordance with the asset sale covenant of our subordinated note indenture. The 18.3 million shares sold in 2010 represented BC Holdings' remaining investment in Boise Inc. Because of the disposition, Boise Inc. is no longer a related party. The related-party activity with Boise Inc. included in the Consolidated Financial Statements includes only those sales and costs and expenses transacted prior to March 2010, when Boise Inc. was a related party. As a result, beginning in March 2010, transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) (discussed in Note 4, Transactions With Related Parties) represent the only remaining significant related-party activity recorded in our consolidated financial statements.